ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Bad debt expense	$ 76,307	$ 76,037	$ 0